Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Operations and Other Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Statement of Operations and Comprehensive Loss [Line Items]
Revenues
Operating expenses	30,211,047	7,001,102	3,194,193
Other (expense) income, net	(9,550,319)	3,770,837	2,663,713
Loss before income taxes	(39,761,366)	(3,230,265)	(530,480)
Provision for income taxes
Net loss	(39,761,366)	(3,230,265)	(530,480)
Preferred shares redemption value accretion	(21,702,737)	(495,088,038)	(340,080,000)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)
Excess carrying value of preferred shares repurchased	38,093,537
Other comprehensive income, net of tax
Total comprehensive loss	(39,761,366)	(3,230,265)	(530,480)
Preferred shares redemption value accretion	(21,702,737)	(495,088,038)	(340,080,000)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)
Excess carrying value of preferred shares repurchased	38,093,537
Total comprehensive loss attributable to ordinary shareholders	(552,051,394)	(498,318,303)	(340,610,480)
Net loss attributable to ordinary shareholders	$ (552,051,394)	$ (498,318,303)	$ (340,610,480)